Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)
U.S. Dollar-denominated interest rate swaps 1 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 3,203,703
Fair Value / Carrying Amount of Asset / (Liability)	$ (305,934)
Weighted-Average Remaining Term (Years)	5 years 9 months 18 days
Fixed Interest Rate	3.40%	3.40%
U.S. Dollar-denominated interest rate swaps 2 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 500,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (20,550)
Weighted-Average Remaining Term (Years)	6 months
Fixed Interest Rate	3.10%	3.10%
U.S. Dollar-denominated interest rate swaps 3 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 155,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (1,365)
Weighted-Average Remaining Term (Years)	7 years 6 months
Fixed Interest Rate	2.20%	2.20%
U.S. Dollar-denominated interest rate swaps 4 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 155,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 1,958
Weighted-Average Remaining Term (Years)	7 years 6 months
Fixed Interest Rate	3.30%	3.30%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Principal Amount | €		€ 229.2
Euro-denominated interest rate swaps [Member] | Euro Interbank Offered Rate Euribor [Member]
Derivative [Line Items]
Principal Amount	$ 255,316
Fair Value / Carrying Amount of Asset / (Liability)	$ (35,874)
Weighted-Average Remaining Term (Years)	5 years 6 months
Fixed Interest Rate	3.10%	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (361,765)